Hartford Life Insurance Company Separate Account Two:

The Director (Series VIII/VIIIR)	333-101923
The Director (Series VII/VIIR)	333-69485
The BB&T Director (Series II/IIR)	333-69485
The Director Select (Series II/IIR)	333-69485
Director Immediate VA	333-19605
The Director (Series VI)	033-73570
The Director (Series II-V)	033-06952

Hartford Life and Annuity Insurance Company Separate Account One:

The Director (Series VIII/VIIIR)	333-101924
The Director Plus (Series II/IIR)	333-101945
The Director Outlook (Series II/IIR)	333-101951
The Director (Series VII/VIIR)	333-69487
Director Access (Series I/IR)	333-45303
The Director Edge (Series I/IR)	333-66345
The Director Plus (Series I/IR)	333-91933
Director Outlook (Series I/IR)	333-39620
Director Immediate VA	333-19607
The Director (Series VI)	033-73568
The Director (Series IV-V)	033-56790

Supplement Dated June 16, 2008 to the Prospectus Dated May 1, 2008

Supplement Dated June 16, 2008 to the Prospectus Dated May 1, 2008

Reorganization

Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund and Hartford Global Technology HLS Fund into the Hartford Global Equity HLS Fund

On or about August 12, 2008, shareholders will vote on the proposed reorganizations of Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund and Hartford Global Technology HLS Fund (collectively, “Acquired Fund(s)”) into the Hartford Global Equity HLS Fund. If the proposed reorganizations are approved, all assets of the Acquired Funds will be transferred into the Hartford Global Equity HLS Fund. Shareholders of the Acquired Funds will receive shares of Hartford Global Equity HLS Fund. If approved by the shareholders, the reorganizations are scheduled to take place at the close of business on or about August 22, 2008.

As a result, if any of your Contract Value is currently invested in the Acquired Fund Sub-Accounts, that Contract Value will be merged into the Hartford Global Equity HLS Fund Sub-Account. Effective as of the close of business on or about August 22, 2008, any transaction that includes an allocation to the Acquired Fund Sub-Accounts will automatically be allocated to the Hartford Global Equity HLS Fund Sub-Account. Effective as of the close of business on or about August 22, 2008, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase, Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Acquired Fund Sub-Accounts, your enrollment will automatically be updated to reflect the Hartford Global Equity HLS Fund Sub-Account.

In the event that the proposed reorganizations are approved, effective as of the close of business on or about August 22, 2008, all references and information contained in the prospectus for your Contract related to the Acquired Funds are deleted.

Reorganization

Hartford Mortgage Securities HLS Fund into the Hartford U.S. Government Securities HLS Fund

On or about September 3, 2008, shareholders will vote on the proposed reorganization of Hartford Mortgage Securities HLS Fund into the Hartford U.S. Government Securities HLS Fund. If the proposed reorganization is approved, all assets of the Hartford Mortgage Securities HLS Fund will be transferred into the Hartford U.S. Government Securities HLS Fund. Shareholders of the Hartford Mortgage Securities HLS Fund will receive shares of Hartford U.S. Government Securities HLS Fund. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on or about September 26, 2008.

Due to the reorganization, you will no longer be able to allocate new Premium Payments or make transfers to the Hartford Mortgage Securities HLS Fund Sub-Account, including program trades, on or after the close of business on September 25, 2008. As a result of the reorganization, if any of your Contract Value is currently invested in the Hartford Mortgage Securities HLS Fund Sub-Accounts, that Contract Value will be merged into the Hartford U.S. Government Securities HLS Fund Sub-Account. If any portion of your future premium payments is allocated to the Hartford Mortgage Securities HLS Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the close of business on or about September 26, 2008, any transaction that includes an allocation to the Hartford Mortgage Securities HLS Fund Sub-Account will automatically be allocated to the Hartford U.S. Government Securities HLS Fund Sub-Account. Effective as of the close of business on or about September 26, 2008, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase, Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Hartford Mortgage Securities HLS Fund Sub-Account, your enrollment will automatically be updated to reflect the Hartford U.S. Government Securities HLS Fund Sub-Account.

In the event that the proposed reorganization is approved, effective as of the close of business on or about September 26, 2008, all references and information contained in the prospectus for your Contract related to the Hartford Mortgage Securities HLS Fund are deleted.

This supplement should be retained with the prospectus for future reference.

HV-6700